Commitments and Contingencies - Letter of Credit (Details) - Archer Aviation Inc - Standby letter of credit - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 15, 2020
Letter of Credit
Proceeds from loan			$ 257
Maturity period	12 months	12 months